Average Annual Total Returns (Vanguard Intermediate-Term Tax-Exempt Fund Retail)	Vanguard Intermediate-Term Tax-Exempt Fund Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares 11/1/2013 - 10/31/2014	Vanguard Intermediate-Term Tax-Exempt Fund Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Intermediate-Term Tax-Exempt Fund Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Intermediate-Term Tax-Exempt Fund Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares 11/1/2013 - 10/31/2014	Barclays 1-15 Year Municipal Bond Index Vanguard Intermediate-Term Tax-Exempt Fund Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares 11/1/2013 - 10/31/2014	Barclays 1-15 Year Municipal Bond Index Vanguard Intermediate-Term Tax-Exempt Fund Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.25%	7.33%	7.25%	5.49%	6.36%	6.36%
Five Years	4.55%	4.64%	4.55%	4.30%	4.31%	4.31%
Ten Years	4.27%	4.35%	4.27%	4.14%	4.35%	4.35%